GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Segment, Discontinued Operations [Member]	Dec. 31, 2012 Segment, Discontinued Operations [Member]	Dec. 31, 2012 Cellocator [Member]	Dec. 31, 2011 Cellocator [Member]	Dec. 31, 2010 Cellocator [Member]	Dec. 31, 2012 Pointer [Member]	Dec. 31, 2011 Pointer [Member]
Goodwill, beginning of the year	$ 44,493	$ 53,926				$ 2,534	$ 2,534	$ 8,750	$ 44,656	$ 41,959
Additions in respect of acquistions	1,972
Impairment of Goodwill (see note 2g and 1k)		(6,216)		(348)	(297)
Foreign currency translation adjustments	1,022	(3,217)
Goodwill, end of year	$ 47,190	$ 44,493	$ 53,926			$ 2,534	$ 2,534	$ 8,750	$ 44,656	$ 41,959